Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds
Entity Central Index Key	0001089951
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000241081 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced SMA Shares
Class Name	AMG GW&K Municipal Enhanced SMA Shares
Trading Symbol	MESHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced SMA Shares (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced SMA Shares (MESHX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 206,665,050
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$206,665,050
Total number of portfolio holdings	140
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.4%
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.3%
Pennsylvania Higher Educational Facilities Authority, Series B2, 5.000%, 11/01/54	2.2%
Pennsylvania Economic Development Financing Authority, 5.000%, 12/31/57	1.9%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	1.9%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	1.8%
Massachusetts Development Finance Agency, 5.250%, 07/01/55	1.7%
Orange County Health Facilities Authority, Series A, 5.250%, 10/01/56	1.7%
Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	1.7%
Columbus Regional Airport Authority, Series A, 5.500%, 01/01/55	1.5%
Top Ten as a Group	19.1%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.4%
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.3%
Pennsylvania Higher Educational Facilities Authority, Series B2, 5.000%, 11/01/54	2.2%
Pennsylvania Economic Development Financing Authority, 5.000%, 12/31/57	1.9%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	1.9%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	1.8%
Massachusetts Development Finance Agency, 5.250%, 07/01/55	1.7%
Orange County Health Facilities Authority, Series A, 5.250%, 10/01/56	1.7%
Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	1.7%
Columbus Regional Airport Authority, Series A, 5.500%, 01/01/55	1.5%
Top Ten as a Group	19.1%

C000261130 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Securitized Bond SMA Shares
Class Name	AMG GW&K Securitized Bond SMA Shares
Trading Symbol	GWSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Securitized Bond SMA Shares (the “Fund”) for the period of June 12, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Securitized Bond SMA Shares (GWSBX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 111,086,743
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund net assets	$111,086,743
Total number of portfolio holdings	65
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
FHLMC, 5.500%, 02/01/54	4.4%
FNMA, 5.000%, 01/01/53	4.3%
FHLMC, 3.500%, 06/01/49	4.3%
Freddie Mac Multifamily Structured Pass Through Certificates, Class A2, 1.658%, 12/25/30	3.9%
FNMA, 2.500%, 11/01/51	3.7%
FNMA, 4.000%, 06/01/53	3.7%
FHLMC, 6.000%, 10/01/53	3.7%
FNMA, 5.500%, 07/01/53	3.7%
Freddie Mac Multifamily Structured Pass Through Certificates, Class A2, 4.500%, 07/25/33	3.6%
U.S. Treasury Notes, 4.250%, 11/15/34	3.5%
Top Ten as a Group	38.8%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
FHLMC, 5.500%, 02/01/54	4.4%
FNMA, 5.000%, 01/01/53	4.3%
FHLMC, 3.500%, 06/01/49	4.3%
Freddie Mac Multifamily Structured Pass Through Certificates, Class A2, 1.658%, 12/25/30	3.9%
FNMA, 2.500%, 11/01/51	3.7%
FNMA, 4.000%, 06/01/53	3.7%
FHLMC, 6.000%, 10/01/53	3.7%
FNMA, 5.500%, 07/01/53	3.7%
Freddie Mac Multifamily Structured Pass Through Certificates, Class A2, 4.500%, 07/25/33	3.6%
U.S. Treasury Notes, 4.250%, 11/15/34	3.5%
Top Ten as a Group	38.8%

C000142968 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Special Opportunities Fund
Class Name	Class Z
Trading Symbol	YASLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class Z/YASLX)	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 28,221,957
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 47,931
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$28,221,957
Total number of portfolio holdings	46
Net advisory fees paid	$47,931
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.4%
Arrow Exploration Corp. (Canada)	6.4%
Total Energy Services, Inc. (Canada)	5.6%
Italian Wine Brands S.p.A. (Italy)	5.3%
Macfarlane Group PLC (United Kingdom)	5.2%
Legacy Housing Corp. (United States)	4.8%
Fila S.p.A. (Italy)	4.4%
Brickability Group PLC (United Kingdom)	4.3%
Texhong International Group, Ltd. (Hong Kong)	4.0%
U-Haul Holding Co., Non-Voting Shares (United States)	3.9%
Top Ten as a Group	51.3%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.4%
Arrow Exploration Corp. (Canada)	6.4%
Total Energy Services, Inc. (Canada)	5.6%
Italian Wine Brands S.p.A. (Italy)	5.3%
Macfarlane Group PLC (United Kingdom)	5.2%
Legacy Housing Corp. (United States)	4.8%
Fila S.p.A. (Italy)	4.4%
Brickability Group PLC (United Kingdom)	4.3%
Texhong International Group, Ltd. (Hong Kong)	4.0%
U-Haul Holding Co., Non-Voting Shares (United States)	3.9%
Top Ten as a Group	51.3%

C000142969 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Special Opportunities Fund
Class Name	Class I
Trading Symbol	YASSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class I/YASSX)	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 28,221,957
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 47,931
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$28,221,957
Total number of portfolio holdings	46
Net advisory fees paid	$47,931
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.4%
Arrow Exploration Corp. (Canada)	6.4%
Total Energy Services, Inc. (Canada)	5.6%
Italian Wine Brands S.p.A. (Italy)	5.3%
Macfarlane Group PLC (United Kingdom)	5.2%
Legacy Housing Corp. (United States)	4.8%
Fila S.p.A. (Italy)	4.4%
Brickability Group PLC (United Kingdom)	4.3%
Texhong International Group, Ltd. (Hong Kong)	4.0%
U-Haul Holding Co., Non-Voting Shares (United States)	3.9%
Top Ten as a Group	51.3%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.4%
Arrow Exploration Corp. (Canada)	6.4%
Total Energy Services, Inc. (Canada)	5.6%
Italian Wine Brands S.p.A. (Italy)	5.3%
Macfarlane Group PLC (United Kingdom)	5.2%
Legacy Housing Corp. (United States)	4.8%
Fila S.p.A. (Italy)	4.4%
Brickability Group PLC (United Kingdom)	4.3%
Texhong International Group, Ltd. (Hong Kong)	4.0%
U-Haul Holding Co., Non-Voting Shares (United States)	3.9%
Top Ten as a Group	51.3%

C000122075 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class Z
Trading Symbol	TCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class Z/TCMIX)	$59	1.05%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%
Net Assets	$ 127,476,525
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 383,040
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$127,476,525
Total number of portfolio holdings	84
Net advisory fees paid	$383,040
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Azbil Corp. (Japan)	2.7%
Sopra Steria Group (France)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.5%
Daiei Kankyo Co., Ltd. (Japan)	2.4%
Organo Corp. (Japan)	2.4%
Alm Brand A/S (Denmark)	2.4%
Greencore Group PLC (Ireland)	2.1%
Siegfried Holding AG (Switzerland)	2.1%
ABC-Mart, Inc. (Japan)	2.0%
Piraeus Financial Holdings, S.A. (Greece)	2.0%
Top Ten as a Group	23.2%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Azbil Corp. (Japan)	2.7%
Sopra Steria Group (France)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.5%
Daiei Kankyo Co., Ltd. (Japan)	2.4%
Organo Corp. (Japan)	2.4%
Alm Brand A/S (Denmark)	2.4%
Greencore Group PLC (Ireland)	2.1%
Siegfried Holding AG (Switzerland)	2.1%
ABC-Mart, Inc. (Japan)	2.0%
Piraeus Financial Holdings, S.A. (Greece)	2.0%
Top Ten as a Group	23.2%

C000122076 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class N
Trading Symbol	TCMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class N/TCMPX)	$73	1.30%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.30%
Net Assets	$ 127,476,525
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 383,040
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$127,476,525
Total number of portfolio holdings	84
Net advisory fees paid	$383,040
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Azbil Corp. (Japan)	2.7%
Sopra Steria Group (France)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.5%
Daiei Kankyo Co., Ltd. (Japan)	2.4%
Organo Corp. (Japan)	2.4%
Alm Brand A/S (Denmark)	2.4%
Greencore Group PLC (Ireland)	2.1%
Siegfried Holding AG (Switzerland)	2.1%
ABC-Mart, Inc. (Japan)	2.0%
Piraeus Financial Holdings, S.A. (Greece)	2.0%
Top Ten as a Group	23.2%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Azbil Corp. (Japan)	2.7%
Sopra Steria Group (France)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.5%
Daiei Kankyo Co., Ltd. (Japan)	2.4%
Organo Corp. (Japan)	2.4%
Alm Brand A/S (Denmark)	2.4%
Greencore Group PLC (Ireland)	2.1%
Siegfried Holding AG (Switzerland)	2.1%
ABC-Mart, Inc. (Japan)	2.0%
Piraeus Financial Holdings, S.A. (Greece)	2.0%
Top Ten as a Group	23.2%

C000180071 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class I
Trading Symbol	TQTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class I/TQTIX)	$62	1.10%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.10%
Net Assets	$ 127,476,525
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 383,040
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$127,476,525
Total number of portfolio holdings	84
Net advisory fees paid	$383,040
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Azbil Corp. (Japan)	2.7%
Sopra Steria Group (France)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.5%
Daiei Kankyo Co., Ltd. (Japan)	2.4%
Organo Corp. (Japan)	2.4%
Alm Brand A/S (Denmark)	2.4%
Greencore Group PLC (Ireland)	2.1%
Siegfried Holding AG (Switzerland)	2.1%
ABC-Mart, Inc. (Japan)	2.0%
Piraeus Financial Holdings, S.A. (Greece)	2.0%
Top Ten as a Group	23.2%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Azbil Corp. (Japan)	2.7%
Sopra Steria Group (France)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.5%
Daiei Kankyo Co., Ltd. (Japan)	2.4%
Organo Corp. (Japan)	2.4%
Alm Brand A/S (Denmark)	2.4%
Greencore Group PLC (Ireland)	2.1%
Siegfried Holding AG (Switzerland)	2.1%
ABC-Mart, Inc. (Japan)	2.0%
Piraeus Financial Holdings, S.A. (Greece)	2.0%
Top Ten as a Group	23.2%

C000176472 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Global Fund
Class Name	Class I
Trading Symbol	YFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class I/YFSIX)	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Net Assets	$ 168,285,049
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 484,729
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$168,285,049
Total number of portfolio holdings	58
Net advisory fees paid	$484,729
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	9.7%
Samsung Electronics Co., Ltd., 2.870% (South Korea)	9.6%
HI-LEX Corp. (Japan)	5.7%
Canadian Natural Resources, Ltd. (Canada)	5.2%
Cie de L'Odet SE (France)	4.7%
Hyundai Mobis Co., Ltd. (South Korea)	4.4%
Total Energy Services, Inc. (Canada)	4.3%
LG H&H Co., Ltd., 2.720% (South Korea)	3.8%
Samsung C&T Corp. (South Korea)	3.6%
Hyundai Motor Co., 7.940% (South Korea)	3.1%
Top Ten as a Group	54.1%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bolloré SE (France)	9.7%
Samsung Electronics Co., Ltd., 2.870% (South Korea)	9.6%
HI-LEX Corp. (Japan)	5.7%
Canadian Natural Resources, Ltd. (Canada)	5.2%
Cie de L'Odet SE (France)	4.7%
Hyundai Mobis Co., Ltd. (South Korea)	4.4%
Total Energy Services, Inc. (Canada)	4.3%
LG H&H Co., Ltd., 2.720% (South Korea)	3.8%
Samsung C&T Corp. (South Korea)	3.6%
Hyundai Motor Co., 7.940% (South Korea)	3.1%
Top Ten as a Group	54.1%

C000176471 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Global Fund
Class Name	Class N
Trading Symbol	YFSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class N/YFSNX)	$61	1.13%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
Net Assets	$ 168,285,049
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 484,729
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$168,285,049
Total number of portfolio holdings	58
Net advisory fees paid	$484,729
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	9.7%
Samsung Electronics Co., Ltd., 2.870% (South Korea)	9.6%
HI-LEX Corp. (Japan)	5.7%
Canadian Natural Resources, Ltd. (Canada)	5.2%
Cie de L'Odet SE (France)	4.7%
Hyundai Mobis Co., Ltd. (South Korea)	4.4%
Total Energy Services, Inc. (Canada)	4.3%
LG H&H Co., Ltd., 2.720% (South Korea)	3.8%
Samsung C&T Corp. (South Korea)	3.6%
Hyundai Motor Co., 7.940% (South Korea)	3.1%
Top Ten as a Group	54.1%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bolloré SE (France)	9.7%
Samsung Electronics Co., Ltd., 2.870% (South Korea)	9.6%
HI-LEX Corp. (Japan)	5.7%
Canadian Natural Resources, Ltd. (Canada)	5.2%
Cie de L'Odet SE (France)	4.7%
Hyundai Mobis Co., Ltd. (South Korea)	4.4%
Total Energy Services, Inc. (Canada)	4.3%
LG H&H Co., Ltd., 2.720% (South Korea)	3.8%
Samsung C&T Corp. (South Korea)	3.6%
Hyundai Motor Co., 7.940% (South Korea)	3.1%
Top Ten as a Group	54.1%

C000180072 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class Z
Trading Symbol	GWGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class Z/GWGZX)	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
Net Assets	$ 758,986,647
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 2,341,049
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$758,986,647
Total number of portfolio holdings	91
Net advisory fees paid	$2,341,049
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
API Group Corp.	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Comfort Systems USA, Inc.	2.1%
Performance Food Group Co.	2.0%
Piper Sandler Cos.	1.9%
Texas Roadhouse, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
Gates Industrial Corp. PLC	1.8%
Federal Signal Corp.	1.8%
Top Ten as a Group	19.9%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
API Group Corp.	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Comfort Systems USA, Inc.	2.1%
Performance Food Group Co.	2.0%
Piper Sandler Cos.	1.9%
Texas Roadhouse, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
Gates Industrial Corp. PLC	1.8%
Federal Signal Corp.	1.8%
Top Ten as a Group	19.9%

C000157694 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class I
Trading Symbol	GWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class I/GWGIX)	$42	0.87%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%
Net Assets	$ 758,986,647
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 2,341,049
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$758,986,647
Total number of portfolio holdings	91
Net advisory fees paid	$2,341,049
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
API Group Corp.	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Comfort Systems USA, Inc.	2.1%
Performance Food Group Co.	2.0%
Piper Sandler Cos.	1.9%
Texas Roadhouse, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
Gates Industrial Corp. PLC	1.8%
Federal Signal Corp.	1.8%
Top Ten as a Group	19.9%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
API Group Corp.	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Comfort Systems USA, Inc.	2.1%
Performance Food Group Co.	2.0%
Piper Sandler Cos.	1.9%
Texas Roadhouse, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
Gates Industrial Corp. PLC	1.8%
Federal Signal Corp.	1.8%
Top Ten as a Group	19.9%

C000157696 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class N
Trading Symbol	GWGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class N/GWGVX)	$52	1.07%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.07%
Net Assets	$ 758,986,647
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 2,341,049
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$758,986,647
Total number of portfolio holdings	91
Net advisory fees paid	$2,341,049
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
API Group Corp.	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Comfort Systems USA, Inc.	2.1%
Performance Food Group Co.	2.0%
Piper Sandler Cos.	1.9%
Texas Roadhouse, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
Gates Industrial Corp. PLC	1.8%
Federal Signal Corp.	1.8%
Top Ten as a Group	19.9%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
API Group Corp.	2.3%
CyberArk Software, Ltd. (Israel)	2.3%
Comfort Systems USA, Inc.	2.1%
Performance Food Group Co.	2.0%
Piper Sandler Cos.	1.9%
Texas Roadhouse, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
RBC Bearings, Inc.	1.9%
Gates Industrial Corp. PLC	1.8%
Federal Signal Corp.	1.8%
Top Ten as a Group	19.9%

C000077267 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Bond Fund
Class Name	Class I
Trading Symbol	GWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class I/GWMIX)	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 927,463,116
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 674,088
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$927,463,116
Total number of portfolio holdings	216
Net advisory fees paid	$674,088
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.3%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.1%
Chicago O'Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/36	1.1%
Florida Development Finance Corp., Revenue, 4.000%, 11/15/33	1.1%
New York State Dormitory Authority, Series A, 5.000%, 03/15/41	1.1%
Illinois State Toll Highway Authority, Senior Revenue, Series A, Revenue, 5.000%, 12/01/31	1.1%
Top Ten as a Group	11.3%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.3%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.1%
Chicago O'Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/36	1.1%
Florida Development Finance Corp., Revenue, 4.000%, 11/15/33	1.1%
New York State Dormitory Authority, Series A, 5.000%, 03/15/41	1.1%
Illinois State Toll Highway Authority, Senior Revenue, Series A, Revenue, 5.000%, 12/01/31	1.1%
Top Ten as a Group	11.3%

C000077269 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Bond Fund
Class Name	Class N
Trading Symbol	GWMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class N/GWMTX)	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 927,463,116
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 674,088
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$927,463,116
Total number of portfolio holdings	216
Net advisory fees paid	$674,088
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.3%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.1%
Chicago O'Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/36	1.1%
Florida Development Finance Corp., Revenue, 4.000%, 11/15/33	1.1%
New York State Dormitory Authority, Series A, 5.000%, 03/15/41	1.1%
Illinois State Toll Highway Authority, Senior Revenue, Series A, Revenue, 5.000%, 12/01/31	1.1%
Top Ten as a Group	11.3%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.3%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.1%
Chicago O'Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/36	1.1%
Florida Development Finance Corp., Revenue, 4.000%, 11/15/33	1.1%
New York State Dormitory Authority, Series A, 5.000%, 03/15/41	1.1%
Illinois State Toll Highway Authority, Senior Revenue, Series A, Revenue, 5.000%, 12/01/31	1.1%
Top Ten as a Group	11.3%

C000077272 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class N
Trading Symbol	MRLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class N/MRLTX)	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 138,379,377
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 246,165
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$138,379,377
Total number of portfolio holdings	57
Net advisory fees paid	$246,165
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	3.2%
Apple, Inc.	2.9%
Meta Platforms, Inc., Class A	2.8%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Netflix, Inc.	2.4%
Amphenol Corp., Class A	2.2%
Alphabet, Inc., Class A	2.2%
Jabil, Inc.	2.1%
Royal Caribbean Cruises, Ltd.	2.0%
Top Ten as a Group	25.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.2%
Apple, Inc.	2.9%
Meta Platforms, Inc., Class A	2.8%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Netflix, Inc.	2.4%
Amphenol Corp., Class A	2.2%
Alphabet, Inc., Class A	2.2%
Jabil, Inc.	2.1%
Royal Caribbean Cruises, Ltd.	2.0%
Top Ten as a Group	25.0%

C000077271 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class I
Trading Symbol	MRLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class I/MRLSX)	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 138,379,377
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 246,165
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$138,379,377
Total number of portfolio holdings	57
Net advisory fees paid	$246,165
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	3.2%
Apple, Inc.	2.9%
Meta Platforms, Inc., Class A	2.8%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Netflix, Inc.	2.4%
Amphenol Corp., Class A	2.2%
Alphabet, Inc., Class A	2.2%
Jabil, Inc.	2.1%
Royal Caribbean Cruises, Ltd.	2.0%
Top Ten as a Group	25.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.2%
Apple, Inc.	2.9%
Meta Platforms, Inc., Class A	2.8%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Netflix, Inc.	2.4%
Amphenol Corp., Class A	2.2%
Alphabet, Inc., Class A	2.2%
Jabil, Inc.	2.1%
Royal Caribbean Cruises, Ltd.	2.0%
Top Ten as a Group	25.0%

C000077270 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class Z
Trading Symbol	MRLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class Z/MRLIX)	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 138,379,377
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 246,165
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$138,379,377
Total number of portfolio holdings	57
Net advisory fees paid	$246,165
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	3.2%
Apple, Inc.	2.9%
Meta Platforms, Inc., Class A	2.8%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Netflix, Inc.	2.4%
Amphenol Corp., Class A	2.2%
Alphabet, Inc., Class A	2.2%
Jabil, Inc.	2.1%
Royal Caribbean Cruises, Ltd.	2.0%
Top Ten as a Group	25.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.2%
Apple, Inc.	2.9%
Meta Platforms, Inc., Class A	2.8%
Amazon.com, Inc.	2.7%
Broadcom, Inc.	2.5%
Netflix, Inc.	2.4%
Amphenol Corp., Class A	2.2%
Alphabet, Inc., Class A	2.2%
Jabil, Inc.	2.1%
Royal Caribbean Cruises, Ltd.	2.0%
Top Ten as a Group	25.0%

C000115981 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Fund
Class Name	Class I
Trading Symbol	YACKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Fund (Class I/YACKX)	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 6,719,854,242
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 14,532,595
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$6,719,854,242
Total number of portfolio holdings	62
Net advisory fees paid	$14,532,595
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	8.3%
Samsung Electronics Co., Ltd., 2.870% (South Korea)	6.4%
Canadian Natural Resources, Ltd. (Canada)	5.3%
Microsoft Corp.	4.8%
The Charles Schwab Corp.	3.7%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
The Procter & Gamble Co.	2.9%
Cognizant Technology Solutions Corp., Class A	2.4%
U-Haul Holding Co., Non-Voting Shares	2.4%
Reliance, Inc.	2.4%
Top Ten as a Group	41.8%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bolloré SE (France)	8.3%
Samsung Electronics Co., Ltd., 2.870% (South Korea)	6.4%
Canadian Natural Resources, Ltd. (Canada)	5.3%
Microsoft Corp.	4.8%
The Charles Schwab Corp.	3.7%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
The Procter & Gamble Co.	2.9%
Cognizant Technology Solutions Corp., Class A	2.4%
U-Haul Holding Co., Non-Voting Shares	2.4%
Reliance, Inc.	2.4%
Top Ten as a Group	41.8%

C000115979 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Focused Fund
Class Name	Class I
Trading Symbol	YAFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class I/YAFIX)	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 2,615,782,769
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 11,429,770
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$2,615,782,769
Total number of portfolio holdings	49
Net advisory fees paid	$11,429,770
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 2.870% (South Korea)	12.5%
Bolloré SE (France)	9.9%
Canadian Natural Resources, Ltd. (Canada)	8.4%
Microsoft Corp.	4.4%
Hyundai Mobis Co., Ltd. (South Korea)	3.6%
U-Haul Holding Co., Non-Voting Shares	3.4%
KT&G Corp. (South Korea)	3.2%
The Charles Schwab Corp.	3.1%
Fox Corp., Class B	3.1%
Hyundai Motor Co., 7.940% (South Korea)	2.8%
Top Ten as a Group	54.4%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., 2.870% (South Korea)	12.5%
Bolloré SE (France)	9.9%
Canadian Natural Resources, Ltd. (Canada)	8.4%
Microsoft Corp.	4.4%
Hyundai Mobis Co., Ltd. (South Korea)	3.6%
U-Haul Holding Co., Non-Voting Shares	3.4%
KT&G Corp. (South Korea)	3.2%
The Charles Schwab Corp.	3.1%
Fox Corp., Class B	3.1%
Hyundai Motor Co., 7.940% (South Korea)	2.8%
Top Ten as a Group	54.4%

C000115978 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Focused Fund
Class Name	Class N
Trading Symbol	YAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class N/YAFFX)	$65	1.26%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
Net Assets	$ 2,615,782,769
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 11,429,770
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$2,615,782,769
Total number of portfolio holdings	49
Net advisory fees paid	$11,429,770
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 2.870% (South Korea)	12.5%
Bolloré SE (France)	9.9%
Canadian Natural Resources, Ltd. (Canada)	8.4%
Microsoft Corp.	4.4%
Hyundai Mobis Co., Ltd. (South Korea)	3.6%
U-Haul Holding Co., Non-Voting Shares	3.4%
KT&G Corp. (South Korea)	3.2%
The Charles Schwab Corp.	3.1%
Fox Corp., Class B	3.1%
Hyundai Motor Co., 7.940% (South Korea)	2.8%
Top Ten as a Group	54.4%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., 2.870% (South Korea)	12.5%
Bolloré SE (France)	9.9%
Canadian Natural Resources, Ltd. (Canada)	8.4%
Microsoft Corp.	4.4%
Hyundai Mobis Co., Ltd. (South Korea)	3.6%
U-Haul Holding Co., Non-Voting Shares	3.4%
KT&G Corp. (South Korea)	3.2%
The Charles Schwab Corp.	3.1%
Fox Corp., Class B	3.1%
Hyundai Motor Co., 7.940% (South Korea)	2.8%
Top Ten as a Group	54.4%

C000056573 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class N
Trading Symbol	SKSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class N/SKSEX)	$55	1.14%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%
Net Assets	$ 199,455,079
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 665,668
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$199,455,079
Total number of portfolio holdings	88
Net advisory fees paid	$665,668
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Federal Agricultural Mortgage Corp., Class C	2.3%
Integer Holdings Corp.	2.2%
Solaris Energy Infrastructure, Inc., Class A	2.1%
Ameris Bancorp	2.0%
Independence Realty Trust, Inc., REIT	2.0%
Selective Insurance Group, Inc.	2.0%
International Bancshares Corp.	1.9%
IMAX Corp. (Canada)	1.8%
Group 1 Automotive, Inc.	1.8%
Top Ten as a Group	20.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Federal Agricultural Mortgage Corp., Class C	2.3%
Integer Holdings Corp.	2.2%
Solaris Energy Infrastructure, Inc., Class A	2.1%
Ameris Bancorp	2.0%
Independence Realty Trust, Inc., REIT	2.0%
Selective Insurance Group, Inc.	2.0%
International Bancshares Corp.	1.9%
IMAX Corp. (Canada)	1.8%
Group 1 Automotive, Inc.	1.8%
Top Ten as a Group	20.8%

C000180067 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class I
Trading Symbol	SKSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class I/SKSIX)	$45	0.94%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.94%
Net Assets	$ 199,455,079
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 665,668
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$199,455,079
Total number of portfolio holdings	88
Net advisory fees paid	$665,668
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Federal Agricultural Mortgage Corp., Class C	2.3%
Integer Holdings Corp.	2.2%
Solaris Energy Infrastructure, Inc., Class A	2.1%
Ameris Bancorp	2.0%
Independence Realty Trust, Inc., REIT	2.0%
Selective Insurance Group, Inc.	2.0%
International Bancshares Corp.	1.9%
IMAX Corp. (Canada)	1.8%
Group 1 Automotive, Inc.	1.8%
Top Ten as a Group	20.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Federal Agricultural Mortgage Corp., Class C	2.3%
Integer Holdings Corp.	2.2%
Solaris Energy Infrastructure, Inc., Class A	2.1%
Ameris Bancorp	2.0%
Independence Realty Trust, Inc., REIT	2.0%
Selective Insurance Group, Inc.	2.0%
International Bancshares Corp.	1.9%
IMAX Corp. (Canada)	1.8%
Group 1 Automotive, Inc.	1.8%
Top Ten as a Group	20.8%

C000180068 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class Z
Trading Symbol	SKSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class Z/SKSZX)	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 199,455,079
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 665,668
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$199,455,079
Total number of portfolio holdings	88
Net advisory fees paid	$665,668
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Federal Agricultural Mortgage Corp., Class C	2.3%
Integer Holdings Corp.	2.2%
Solaris Energy Infrastructure, Inc., Class A	2.1%
Ameris Bancorp	2.0%
Independence Realty Trust, Inc., REIT	2.0%
Selective Insurance Group, Inc.	2.0%
International Bancshares Corp.	1.9%
IMAX Corp. (Canada)	1.8%
Group 1 Automotive, Inc.	1.8%
Top Ten as a Group	20.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Federal Agricultural Mortgage Corp., Class C	2.3%
Integer Holdings Corp.	2.2%
Solaris Energy Infrastructure, Inc., Class A	2.1%
Ameris Bancorp	2.0%
Independence Realty Trust, Inc., REIT	2.0%
Selective Insurance Group, Inc.	2.0%
International Bancshares Corp.	1.9%
IMAX Corp. (Canada)	1.8%
Group 1 Automotive, Inc.	1.8%
Top Ten as a Group	20.8%

C000027324 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	TSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class Z/TSCIX)	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 114,013,965
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 365,638
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$114,013,965
Total number of portfolio holdings	86
Net advisory fees paid	$365,638
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.9%
JFrog, Ltd.	2.8%
Casella Waste Systems, Inc., Class A	2.6%
Regal Rexnord Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Esab Corp.	2.0%
iShares Russell 2000 Growth ETF	2.0%
Addus HomeCare Corp.	2.0%
Safety Insurance Group, Inc.	2.0%
Insmed, Inc.	1.9%
Top Ten as a Group	22.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.9%
JFrog, Ltd.	2.8%
Casella Waste Systems, Inc., Class A	2.6%
Regal Rexnord Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Esab Corp.	2.0%
iShares Russell 2000 Growth ETF	2.0%
Addus HomeCare Corp.	2.0%
Safety Insurance Group, Inc.	2.0%
Insmed, Inc.	1.9%
Top Ten as a Group	22.8%

C000027325 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class N
Trading Symbol	TSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class N/TSCPX)	$56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Net Assets	$ 114,013,965
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 365,638
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$114,013,965
Total number of portfolio holdings	86
Net advisory fees paid	$365,638
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.9%
JFrog, Ltd.	2.8%
Casella Waste Systems, Inc., Class A	2.6%
Regal Rexnord Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Esab Corp.	2.0%
iShares Russell 2000 Growth ETF	2.0%
Addus HomeCare Corp.	2.0%
Safety Insurance Group, Inc.	2.0%
Insmed, Inc.	1.9%
Top Ten as a Group	22.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.9%
JFrog, Ltd.	2.8%
Casella Waste Systems, Inc., Class A	2.6%
Regal Rexnord Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Esab Corp.	2.0%
iShares Russell 2000 Growth ETF	2.0%
Addus HomeCare Corp.	2.0%
Safety Insurance Group, Inc.	2.0%
Insmed, Inc.	1.9%
Top Ten as a Group	22.8%

C000180066 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class I
Trading Symbol	TSQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class I/TSQIX)	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 114,013,965
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 365,638
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$114,013,965
Total number of portfolio holdings	86
Net advisory fees paid	$365,638
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.9%
JFrog, Ltd.	2.8%
Casella Waste Systems, Inc., Class A	2.6%
Regal Rexnord Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Esab Corp.	2.0%
iShares Russell 2000 Growth ETF	2.0%
Addus HomeCare Corp.	2.0%
Safety Insurance Group, Inc.	2.0%
Insmed, Inc.	1.9%
Top Ten as a Group	22.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	2.9%
JFrog, Ltd.	2.8%
Casella Waste Systems, Inc., Class A	2.6%
Regal Rexnord Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Esab Corp.	2.0%
iShares Russell 2000 Growth ETF	2.0%
Addus HomeCare Corp.	2.0%
Safety Insurance Group, Inc.	2.0%
Insmed, Inc.	1.9%
Top Ten as a Group	22.8%

C000027323 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	TMDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class N/TMDPX)	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 1,596,496,981
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 4,754,683
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$1,596,496,981
Total number of portfolio holdings	80
Net advisory fees paid	$4,754,683
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
EMCOR Group, Inc.	3.0%
Cencora, Inc.	2.8%
HubSpot, Inc.	2.6%
Veeva Systems, Inc., Class A	2.6%
Cheniere Energy, Inc.	2.5%
Verisk Analytics, Inc.	2.4%
Axon Enterprise, Inc.	2.2%
IDEXX Laboratories, Inc.	2.2%
Monolithic Power Systems, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.1%
Top Ten as a Group	24.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
EMCOR Group, Inc.	3.0%
Cencora, Inc.	2.8%
HubSpot, Inc.	2.6%
Veeva Systems, Inc., Class A	2.6%
Cheniere Energy, Inc.	2.5%
Verisk Analytics, Inc.	2.4%
Axon Enterprise, Inc.	2.2%
IDEXX Laboratories, Inc.	2.2%
Monolithic Power Systems, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.1%
Top Ten as a Group	24.6%

C000027322 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	TMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class Z/TMDIX)	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 1,596,496,981
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 4,754,683
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$1,596,496,981
Total number of portfolio holdings	80
Net advisory fees paid	$4,754,683
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
EMCOR Group, Inc.	3.0%
Cencora, Inc.	2.8%
HubSpot, Inc.	2.6%
Veeva Systems, Inc., Class A	2.6%
Cheniere Energy, Inc.	2.5%
Verisk Analytics, Inc.	2.4%
Axon Enterprise, Inc.	2.2%
IDEXX Laboratories, Inc.	2.2%
Monolithic Power Systems, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.1%
Top Ten as a Group	24.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
EMCOR Group, Inc.	3.0%
Cencora, Inc.	2.8%
HubSpot, Inc.	2.6%
Veeva Systems, Inc., Class A	2.6%
Cheniere Energy, Inc.	2.5%
Verisk Analytics, Inc.	2.4%
Axon Enterprise, Inc.	2.2%
IDEXX Laboratories, Inc.	2.2%
Monolithic Power Systems, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.1%
Top Ten as a Group	24.6%

C000180065 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	TQMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class I/TQMIX)	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 1,596,496,981
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 4,754,683
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$1,596,496,981
Total number of portfolio holdings	80
Net advisory fees paid	$4,754,683
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
EMCOR Group, Inc.	3.0%
Cencora, Inc.	2.8%
HubSpot, Inc.	2.6%
Veeva Systems, Inc., Class A	2.6%
Cheniere Energy, Inc.	2.5%
Verisk Analytics, Inc.	2.4%
Axon Enterprise, Inc.	2.2%
IDEXX Laboratories, Inc.	2.2%
Monolithic Power Systems, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.1%
Top Ten as a Group	24.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
EMCOR Group, Inc.	3.0%
Cencora, Inc.	2.8%
HubSpot, Inc.	2.6%
Veeva Systems, Inc., Class A	2.6%
Cheniere Energy, Inc.	2.5%
Verisk Analytics, Inc.	2.4%
Axon Enterprise, Inc.	2.2%
IDEXX Laboratories, Inc.	2.2%
Monolithic Power Systems, Inc.	2.2%
CyberArk Software, Ltd. (Israel)	2.1%
Top Ten as a Group	24.6%

C000069910 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class N
Trading Symbol	GWETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class N/GWETX)	$63	1.29%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.29%
Net Assets	$ 586,249,416
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,111,207
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$586,249,416
Total number of portfolio holdings	92
Net advisory fees paid	$2,111,207
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
SPX Technologies, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Houlihan Lokey, Inc.	1.7%
Intapp, Inc.	1.7%
Texas Roadhouse, Inc.	1.6%
Silgan Holdings, Inc.	1.6%
STAG Industrial, Inc., REIT	1.6%
CBIZ, Inc.	1.6%
Top Ten as a Group	18.9%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
SPX Technologies, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Houlihan Lokey, Inc.	1.7%
Intapp, Inc.	1.7%
Texas Roadhouse, Inc.	1.6%
Silgan Holdings, Inc.	1.6%
STAG Industrial, Inc., REIT	1.6%
CBIZ, Inc.	1.6%
Top Ten as a Group	18.9%

C000180069 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class Z
Trading Symbol	GWMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class Z/GWMZX)	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 166,728,603
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 302,794
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$166,728,603
Total number of portfolio holdings	83
Net advisory fees paid	$302,794
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.8%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.1%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.0%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.9%
City of Chattanooga Electric, 2.000%, 09/01/40	2.8%
New York Transportation Development Corp., 4.000%, 04/30/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.5%
New York Transportation Development Corp., 5.625%, 04/01/40	2.5%
Top Ten as a Group	30.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.8%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.1%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.0%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.9%
City of Chattanooga Electric, 2.000%, 09/01/40	2.8%
New York Transportation Development Corp., 4.000%, 04/30/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.5%
New York Transportation Development Corp., 5.625%, 04/01/40	2.5%
Top Ten as a Group	30.0%

C000069911 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class I
Trading Symbol	GWEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class I/GWEIX)	$46	0.94%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
Net Assets	$ 586,249,416
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,111,207
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$586,249,416
Total number of portfolio holdings	92
Net advisory fees paid	$2,111,207
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
SPX Technologies, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Houlihan Lokey, Inc.	1.7%
Intapp, Inc.	1.7%
Texas Roadhouse, Inc.	1.6%
Silgan Holdings, Inc.	1.6%
STAG Industrial, Inc., REIT	1.6%
CBIZ, Inc.	1.6%
Top Ten as a Group	18.9%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
SPX Technologies, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Houlihan Lokey, Inc.	1.7%
Intapp, Inc.	1.7%
Texas Roadhouse, Inc.	1.6%
Silgan Holdings, Inc.	1.6%
STAG Industrial, Inc., REIT	1.6%
CBIZ, Inc.	1.6%
Top Ten as a Group	18.9%

C000180070 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class Z
Trading Symbol	GWEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class Z/GWEZX)	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 586,249,416
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,111,207
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$586,249,416
Total number of portfolio holdings	92
Net advisory fees paid	$2,111,207
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
SPX Technologies, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Houlihan Lokey, Inc.	1.7%
Intapp, Inc.	1.7%
Texas Roadhouse, Inc.	1.6%
Silgan Holdings, Inc.	1.6%
STAG Industrial, Inc., REIT	1.6%
CBIZ, Inc.	1.6%
Top Ten as a Group	18.9%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
SPX Technologies, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Houlihan Lokey, Inc.	1.7%
Intapp, Inc.	1.7%
Texas Roadhouse, Inc.	1.6%
Silgan Holdings, Inc.	1.6%
STAG Industrial, Inc., REIT	1.6%
CBIZ, Inc.	1.6%
Top Ten as a Group	18.9%

C000078885 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class N
Trading Symbol	GWMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class N/GWMNX)	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Net Assets	$ 166,728,603
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 302,794
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$166,728,603
Total number of portfolio holdings	83
Net advisory fees paid	$302,794
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.8%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.1%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.0%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.9%
City of Chattanooga Electric, 2.000%, 09/01/40	2.8%
New York Transportation Development Corp., 4.000%, 04/30/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.5%
New York Transportation Development Corp., 5.625%, 04/01/40	2.5%
Top Ten as a Group	30.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.8%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.1%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.0%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.9%
City of Chattanooga Electric, 2.000%, 09/01/40	2.8%
New York Transportation Development Corp., 4.000%, 04/30/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.5%
New York Transportation Development Corp., 5.625%, 04/01/40	2.5%
Top Ten as a Group	30.0%

C000069909 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class I
Trading Symbol	GWMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class I/GWMEX)	$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
Net Assets	$ 166,728,603
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 302,794
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$166,728,603
Total number of portfolio holdings	83
Net advisory fees paid	$302,794
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.8%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.1%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.0%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.9%
City of Chattanooga Electric, 2.000%, 09/01/40	2.8%
New York Transportation Development Corp., 4.000%, 04/30/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.5%
New York Transportation Development Corp., 5.625%, 04/01/40	2.5%
Top Ten as a Group	30.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.8%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.1%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.0%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.9%
City of Chattanooga Electric, 2.000%, 09/01/40	2.8%
New York Transportation Development Corp., 4.000%, 04/30/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.5%
New York Transportation Development Corp., 5.625%, 04/01/40	2.5%
Top Ten as a Group	30.0%